Impairment, Net of Reversal of Impairment of Investments and Assets - Summary of Impairment, Net of Reversal of Impairment of Investments and Assets (Parenthetical) (Detail)
oz in Millions, R in Millions, $ in Millions
		12 Months Ended
		Dec. 31, 2018 USD ($) $ / oz R / kg Exchange_Rate oz		Dec. 31, 2018 ZAR (R) Exchange_Rate oz	Dec. 31, 2017 USD ($)		Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 USD ($)		Dec. 31, 2016 ZAR (R)	Dec. 31, 2020 R / kg	Dec. 31, 2019 R / kg	Dec. 31, 2018 ZAR (R) $ / oz R / kg
Disclosures of impairment of investments and assets [line items]
Investments		$ 36.9			$ 3.7			$ 0.1
Group impairment recognised		$ 71.7			$ 277.8			0.0
Nominal discount rate		13.50%		13.50%	13.50%		13.50%
Far Southeast Gold Resources Incorporated [member]
Disclosures of impairment of investments and assets [line items]
Investments	[1]	$ 36.9			$ 0.0			0.0
Equity method investment ownership percentage		60.00%		60.00%
South Deep Mine [member]
Disclosures of impairment of investments and assets [line items]
Group impairment recognised		$ 481.5		R 6,470,900.0	277.8		R 3,495,000.0	0.0		R 0.0
Resource price | $ / oz		17											17
Rand/Dollar exchange rate | Exchange_Rate		14.63		14.63
Resource ounces | oz		24.5		24.5
Life time of mine		75 years		75 years
Nominal discount rate		13.50%		13.50%
Gold price | R / kg		525,000									550,000	525,000	525,000
Impairment recoverable amount		$ 1,400.0											R 21,200.0
South Deep Mine [member] | Thereafter [member]
Disclosures of impairment of investments and assets [line items]
Gold price | R / kg		550,000											550,000
Other impaired assets [member] | South Deep Mine [member]
Disclosures of impairment of investments and assets [line items]
Group impairment recognised		$ 409.8	[2]	R 5,507.0	0.0	[2]	0.0	0.0	[2]
Goodwill [member] | South Deep Mine [member]
Disclosures of impairment of investments and assets [line items]
Group impairment recognised		71.7	[2]	R 963.9	277.8	[2]	R 3,495.0	0.0	[2]
Other Property, Pant and Equipment [Member]
Disclosures of impairment of investments and assets [line items]
(Impairment)/reversal of impairment of property, plant and equipment - other		0.0			53.4			(66.4)
Other Property, Pant and Equipment [Member] | Redundant Assets at Cerro Corona [Member]
Disclosures of impairment of investments and assets [line items]
- Redundant assets at Cerro Corona		(1.9)			(0.8)			0.0
Other Property, Pant and Equipment [Member] | Damang Asset Held For Sale [member]
Disclosures of impairment of investments and assets [line items]
Impairment loss recognised		0.0			0.0			(7.6)
Other Property, Pant and Equipment [Member] | Assets Specific Impairment At Tarkwa [member]
Disclosures of impairment of investments and assets [line items]
Impairment loss recognised		0.0			(6.8)			0.0
Other Property, Pant and Equipment [Member] | Assets Specific Impairment At Damang [member]
Disclosures of impairment of investments and assets [line items]
Impairment loss recognised		0.0			(3.5)			(2.4)
Other [member]
Disclosures of impairment of investments and assets [line items]
(Impairment)/reversal of impairment of property, plant and equipment - other	[3]	$ (1.9)			$ 42.3			$ (76.4)

[1]	Following the identification of impairment indicators at 31 December 2018, FSE was valued at its recoverable amount which resulted in an impairment of US$36.9 million. The recoverable amount was based on the fair value less cost of disposal ("FVLCOD") of the investment (level 2 in the fair value hierarchy). The FVLCOD was indirectly derived from the market value of Lepanto Consolidated Mining Company, being the 60% shareholder of FSE. The impairment is included in the "Corporate and other" segment.
[2]	For the year ended 31 December 2018, the Group recognised an impairment of R6,470.9 million (US$481.5 million) (2017: R3,495.0 billion (US$277.8 million) and 2016: Rnil (US$nil)) in respect of the South Deep cash-generating unit due to the deferral of production.
[3]	(Impairment)/reversal of impairment of property, plant and equipment - other is made up as follows: